DEBT (Details Narrative)	1 Months Ended		3 Months Ended		6 Months Ended			9 Months Ended			12 Months Ended
	May 31, 2020 USD ($)	May 31, 2020 CAD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2022 CAD ($) $ / shares	Mar. 31, 2022 CAD ($) $ / shares	Sep. 30, 2021 CAD ($) $ / shares	Sep. 30, 2020 CAD ($)	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CAD ($)
Short-Term Debt [Line Items]
Accrued interest					$ 3,688	$ 9,768		$ 6,285		$ 11,116	$ 13,506		$ 13,991
Repayments of Debt											79,000	$ 100,000
Interest Paid, Excluding Capitalized Interest, Operating Activities					18,960	$ 13,090	$ 13,090	18,960		13,090	13,090
Convertible Debt, Current			$ 77,600		$ 80,000			77,600			$ 78,500		75,000	$ 100,000	$ 100,000	$ 100,000
Repayments of Short-Term Debt								23,700	$ 30,000
[custom:ForgivenessOfLoanPayable]			$ 7,900					$ 7,900	$ 10,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description	December 31, 2023 convert to two-year term	December 31, 2023 convert to two-year term
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Proceeds from Loans	$ 32,000	$ 40,000
Loans Payable to Bank, Current		$ 60,000
Loans Payable [Member] | CEBA [Member]
Short-Term Debt [Line Items]
Proceeds from Loans	$ 30,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description					maturity date of September 30, 2021 and February 20, 2022			maturity date of September 30, 2021 and February 20, 2022	maturity date of September 30, 2021 and February 20, 2022		maturity date of September 30, 2021 and February 20, 2022	maturity date of September 30, 2021 and February 20, 2022
Debt Instrument, Interest Rate, Stated Percentage			12.00%		12.00%			12.00%			12.00%			12.00%	12.00%	12.00%
Debt Instrument, Convertible, Conversion Price | (per share)			$ 7.20		$ 7.20			$ 7.20			$ 7.20			$ 9.00	$ 9.00	$ 9.00
Debt Instrument, Term					3 years			3 years	3 years		3 years	3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)			$ 9.60		$ 9.60			$ 9.60			$ 9.60			$ 12.00	$ 12.00	$ 12.00
Convertible Debt, Current			$ 77,600		$ 80,000			$ 77,600			$ 78,500			$ 100,000	$ 100,000
Notes Payable			$ 4,241					$ 4,241			$ 15,176
CEO and Director [Member] | Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible Debt																		$ 150,000	$ 200,000
CEO and Director [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible Debt													$ 157,000				$ 200,000	$ 157,000	$ 200,000